Offerings - Offering: 1	Nov. 03, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.950% Senior Notes due 2036
Amount Registered | shares	300,000,000
Proposed Maximum Offering Price per Unit	0.99789
Maximum Aggregate Offering Price	$ 299,367,000.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 26,044.93
Offering Note	The registration fee is calculated in accordance with Rule 457(r) under the Securities Act of 1933, as amended, at the statutory rate of $87.00 per $1,000,000 of securities registered ($0.000087 per dollar of maximum aggregate offering price) and relates to the Registration Statement on Form S-3 (File No. 333-286436) filed by GATX Corporation on April 8, 2025. This filing fee exhibit is in connection with a final prospectus supplement dated November 2, 2026, filed by GATX Corporation with the SEC pursuant to Rule 424(b) of the Securities Act.